AB CORPORATE SHARES -AB Taxable Multi-Sector Income Shares -AB Municipal Income Shares -AB Impact Municipal Income Shares -AB Tax-Aware Real Return Income Shares (the “Funds”)

Supplement dated January 28, 2020 to the (i) AB Taxable Multi-Sector Income Shares, AB Municipal Income Shares and AB Impact Municipal Income Shares Prospectus and Summary Prospectuses dated August 30, 2019 and (ii) AB Tax-Aware Real Return Income Shares Prospectus and Summary Prospectus dated November 13, 2019 (the “Prospectuses”).

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

AB Taxable Multi-Sector Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2010	Senior Vice President of the Adviser

Shawn E. Keegan	Since 2010	Senior Vice President of the Adviser

Douglas J. Peebles*	Since 2010	Senior Vice President of the Adviser

AB Municipal Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
R.B. (Guy) Davidson, III**	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

Matthew J. Norton	Since 2016	Senior Vice President of the Adviser

AB Impact Municipal Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
R.B. (Guy) Davidson, III**	Since 2017	Senior Vice President of the Adviser

Eric A. Glass	Since 2017	Senior Vice President of the Adviser

Matthew J. Norton	Since 2017	Senior Vice President of the Adviser

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*        Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

**       Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

AB Tax-Aware Real Return Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
R.B. (Guy) Davidson, III**	Since 2011	Senior Vice President of the Adviser

Terrance T. Hults	Since 2011	Senior Vice President of the Adviser

Matthew J. Norton	Since November 2019	Senior Vice President of the Adviser

Andrew D. Potter	Since November 2019	Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Fund(s) - Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB Taxable Multi-Sector Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Scott A. DiMaggio; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Shawn E. Keegan; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Douglas J. Peebles; since 2010; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

AB Municipal Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
R. B. (Guy) Davidson, III; since 2010; Senior Vice President of the Adviser**	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Terrance T. Hults; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Matthew J. Norton; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

AB Impact Municipal Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
R. B. (Guy) Davidson, III; since 2017; Senior Vice President of the Adviser**	See above.

Eric A. Glass; since 2017; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2015.

Matthew J. Norton; since 2017; Senior Vice President of the Adviser	See above.

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*        Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

**       Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

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AB Tax-Aware Real Return Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
R. B. (Guy) Davidson, III; since 2011; Senior Vice President of the Adviser**	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2015.

Terrance T. Hults; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2015.

Matthew J. Norton; since November 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2015.

Andrew D. Potter; since November 2019; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2015.

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**       Mr. Davidson is expected to retire from the Adviser effective December 30, 2020.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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